INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Income tax penalties and interest expense	$ 100,000	$ 600,000	$ 1,100,000
Golar Eskimo | Foreign Tax Authority | Jordan
Operating Loss Carryforwards [Line Items]
Operating loss carryforward		$ 5.0